Asset Retirement Obligation (Change in Asset Retirement Obligations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in ARO
Balance, January 1	$ 174	$ 174
Accretion included in depreciation expense	9	9
Change in FX rate	(1)	3
Additions	0	1
Accretion deferred to regulatory asset (included in PP&E)	18	1
Liabilities settled	(8)	(1)
Revisions in estimated cash flows	0	(13)
Balance, December 31	$ 192	$ 174